ACCOUNTS RECEIVABLE, NET (Movement of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	$ 89	$ 21
Charge to expenses	15	73
Exchange rate difference	6	(5)
Balance at end of the year	$ 110	$ 89